UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2013

Date of reporting period:	7/31/2012

Item 1 –	Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2012, at the beginning of the period and held through the six-month period ended July 31, 2012.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.10	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.81	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,022.80	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.71	0.03%	$0.15

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2012, and divided by the 366 days in the Fund’s fiscal year ended January 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Banker’s Acceptance 0.1%
$25,000	U.S. Bank National Association 0.501%, 11/19/12(a)	$24,961,805

Certificates of Deposit 10.1%
92,000	Bank of Montreal (Chicago Branch) 0.651%, 10/25/12(b)	92,029,498
	Bank of Nova Scotia (Houston Branch)
196,600	0.210%, 09/10/12	196,600,000
5,000	0.716%, 08/09/12(b)	5,000,168
	Bank of Tokyo-Mitsubishi UFJ Ltd.
170,000	0.350%, 08/13/12	170,000,000
49,500	0.360%, 08/03/12	49,500,000
53,000	0.360%, 10/23/12	53,000,000
190,500	Barclays Bank PLC 0.736%, 08/02/12(b)	190,500,000
	Branch Banking and Trust Co.
50,000	0.260%, 09/05/12	50,000,000
264,700	0.270%, 11/30/12	264,700,000
	Canadian Imperial Bank of Commerce
177,000	0.507%, 01/30/13(b)	177,000,000
49,000	0.767%, 11/21/12(b)	49,037,853
	Credit Suisse (NY Branch)
196,000	0.847%, 01/30/13(b)	196,000,000
125,000	0.945%, 07/25/13(b)	125,000,000
127,000	Nordea Bank Finland PLC 0.610%, 08/09/12	127,000,000
	Rabobank Nederland (NY Branch)
174,000	0.616%, 05/02/13(b)	173,993,469
70,000	0.616%, 05/04/13(b)	69,995,322
279,600	Royal Bank of Canada (NY Branch) 0.508%, 07/11/13(b)	279,600,000
237,600	Societe Generale 0.400%, 08/27/12	237,600,000
234,650	State Street Bank & Trust Co. 0.220%, 08/30/12	234,650,000
	Sumitomo Mitsui Banking Corp.
34,500	0.350%, 09/12/12	34,503,125
92,000	0.350%, 10/12/12	92,000,000
139,000	0.400%, 09/10/12	139,021,579

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit (cont’d.)
$115,000	Svenska Handelsbanken AB 0.310%, 09/25/12	$115,000,000
260,650	Toronto Dominion Bank 0.448%, 07/26/13(b)	260,650,000
13,950	Westpac Banking Corp. 0.646%, 02/06/13(b)	13,964,807

		3,396,345,821

Commercial Paper 17.1%
	ABN AMRO Funding USA LLC, 144A
132,500	0.531%, 09/19/12(a)	132,404,416
119,000	0.531%, 09/20/12(a)	118,912,403
	BASF AG, 144A
78,000	0.210%, 09/05/12(a)	77,984,075
61,600	0.220%, 08/20/12(a)	61,592,848
	Commonwealth Bank of Australia, 144A
75,000	0.250%, 09/10/12(a)	74,979,167
111,642	0.250%, 09/17/12(a)	111,605,561
279,500	Credit Agricole North America, Inc. 0.500%, 09/04/12(a)	279,368,014
49,600	Credit Suisse (NY Branch) 0.330%, 09/10/12(a)	49,581,813
	DNB Bank ASA, 144A
192,500	0.526%, 09/12/12(a)	192,382,094
114,000	0.528%, 09/14/12(b)	114,000,000
	Electricite de France, 144A
135,500	0.350%, 08/27/12(a)	135,465,749
29,000	0.551%, 10/12/12(a)	28,968,100
50,000	0.551%, 10/15/12(a)	49,942,708
	GDF Suez, 144A
110,000	0.250%, 08/21/12(a)	109,984,722
100,000	0.250%, 08/22/12(a)	99,985,417
66,500	0.250%, 08/28/12(a)	66,487,531
	HSBC USA, Inc.
240,311	0.300%, 08/16/12(a)	240,280,961
66,000	0.300%, 08/20/12(a)	65,989,550
60,000	0.300%, 08/23/12(a)	59,989,000
	International Finance Corp.
100,000	0.130%, 08/10/12(a)	99,996,750

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$51,000	0.130%, 08/21/12(a)	$50,996,317
35,000	0.130%, 08/24/12(a)	34,997,093
75,000	0.130%, 08/28/12(a)	74,992,687
74,400	0.135%, 08/08/12(a)	74,398,047
268,500	JPMorgan Chase & Co. 0.299%, 09/12/12(b)	268,500,000
128,000	Mizuho Funding LLC, 144A 0.210%, 08/03/12(a)	127,998,507
	Nordea North America
30,000	0.310%, 09/28/12(a)	29,985,017
87,073	0.572%, 08/31/12(a)	87,031,640
180,000	0.602%, 08/03/12(a)	179,994,000
50,000	Pacific Life Insurance Co., 144A 0.170%, 08/02/12(a)	49,999,764
	PNC Bank National Association
154,500	0.210%, 08/16/12(a)	154,486,481
78,000	0.220%, 09/13/12(a)	77,979,504
78,000	Sanofi Aventis, 144A 0.210%, 09/20/12(a)	77,977,250
83,600	Schlumberger Holdings Corp., 144A 0.250%, 08/14/12(a)	83,592,453
	Siemens Capital Co. LLC
194,500	0.190%, 08/13/12, 144A(a)	194,487,682
78,600	0.200%, 09/10/12(a)	78,582,533
121,000	Skandinaviska Enskilda Banken AB, 144A 0.440%, 08/22/12(a)	120,968,943
	Standard Chartered Bank, 144A
196,600	0.401%, 10/09/12(a)	196,449,273
82,000	0.401%, 11/13/12(a)	81,905,245
137,500	State Street Corp. 0.220%, 08/29/12(a)	137,476,472
	Svenska Handelsbanken, Inc., 144A
194,500	0.300%, 09/07/12(a)	194,440,029
25,350	0.562%, 08/27/12(a)	25,339,747
	Swedbank AB
200,000	0.491%, 08/27/12(a)	199,929,222
73,500	0.491%, 08/28/12(a)	73,472,989
	Total Capital Canada Ltd., 144A
312,650	0.200%, 08/17/12(a)	312,622,209
80,000	0.220%, 09/05/12(a)	79,982,889

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$128,000	Toyota Motor Credit Corp. 0.200%, 08/17/12(a)	$127,988,622
	U.S. Bank National Association
316,600	0.200%, 08/30/12	316,600,000
10,000	0.511%, 08/17/12(a)	9,997,733
55,400	Westpac Banking Corp., 144A 0.250%, 09/19/12(a)	55,381,149

		5,748,454,376

Loan Participation 0.1%
35,000	Archer-Daniels-Midland Co. 0.210%, 08/23/12(c)	35,000,000

Municipal Bonds 1.1%
47,000	CO St. Hsg. & Fin. Auth. Emp. Comp. Fd., Spl. Rev., Ser. B 0.450%, 05/15/13	47,000,000
19,750	Houston TX Util. Sys. Rev., Rfdg. First Lien, Ser. B-4, F.R.W.D. 0.150%, 05/15/34(b)	19,750,000
	NY St. Urban Dev. Corp. Rev. Taxable, St. Pers. Income
4,000	Tax, Ser. B 1.560%, 12/15/12	4,018,031
	NY Taxable
7,995	Ser. D 4.500%, 11/01/12	8,078,986
2,000	Subser. C-4 4.950%, 08/15/12	2,003,525
116,200	Port Auth. NY & NJ Txbl. Consol. Nts., Ser. ZZ 1.000%, 12/01/12	116,469,538
	Univ. of TX Perm. Univ. Fd.,
46,875	Ser. A, F.R.W.D. 0.130%, 07/01/37(b)	46,874,371
	Ser. B
25,000	0.160%, 08/01/12	25,000,000
18,500	0.170%, 10/01/12	18,499,060
20,000	0.200%, 10/03/12	20,000,000
	Univ. of TX Var. Ref. Fing. Sys., Ser. B, F.R.W.D.
58,840	0.130%, 08/01/34(b)	58,839,214

		366,532,725

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 2.0%
$11,000	Commonwealth Bank of Australia, 144A, MTN 0.598%, 08/24/12(b)	$10,999,866
141,500	MetLife Institutional Funding II, 144A 0.711%, 04/03/13(b)	141,500,000
122,715	Metropolitan Life Global Funding I, 144A 2.875%, 09/17/12	123,022,568
	Toyota Motor Credit Corp., MTN
165,750	0.611%, 04/03/13(b)	165,750,000
96,750	0.666%, 11/09/12(b)	96,750,000
131,500	Wachovia Corp., MTN 2.236%, 05/01/13(b)	133,188,215

		671,210,649

Other Instrument—Agency Bond 0.4%
139,000	General Electric Capital Corp., FDIC Gtd. Notes, MTN 0.468%, 09/21/12(b)	139,061,263

Time Deposits 2.7%
195,097	Credit Agricole CIB (NY Branch) 0.210%, 08/01/12	195,097,000
200,000	Natixis 0.200%, 08/01/12	200,000,000
499,000	U.S. Bank National Association 0.150%, 08/01/12	499,000,000

		894,097,000

U.S. Government Agency Obligations 33.0%
	Federal Home Loan Bank
237,000	0.100%, 08/31/12(a)	236,980,250
50,000	0.120%, 08/16/12	49,999,139
79,000	0.120%, 09/04/12(a)	78,991,047
148,500	0.120%, 10/01/12(a)	148,469,805
197,500	0.120%, 10/25/12(a)	197,444,042
158,000	0.130%, 08/24/12(a)	157,986,877
246,500	0.130%, 08/29/12(a)	246,475,076
15,000	0.130%, 09/19/12(a)	14,997,346
39,000	0.130%, 11/01/12(a)	38,987,043
98,000	0.135%, 09/14/12(a)	97,983,830

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$30,000	0.140%, 09/21/12(a)	$29,994,050
240,500	0.150%, 10/30/12(a)	240,409,812
39,000	0.152%, 09/26/12(a)	38,990,900
197,500	0.170%, 08/22/12(a)	197,480,415
25,000	0.170%, 01/16/13(a)	24,980,167
	Federal Home Loan Mortgage Corp.
139,000	0.080%, 08/16/12(a)	138,995,367
312,700	0.110%, 10/24/12(a)	312,619,740
115,000	0.120%, 08/28/12(a)	114,989,650
339,500	0.120%, 09/11/12(a)	339,453,602
601,700	0.124%, 09/19/12(a)	601,598,646
268,000	0.124%, 10/03/12(a)	267,941,795
701,000	0.127%, 08/22/12(a)	700,948,123
74,000	0.130%, 08/01/12(a)	74,000,000
196,500	0.130%, 10/10/12(a)	196,450,329
309,750	0.130%, 10/25/12(a)	309,654,924
197,000	0.130%, 11/15/12(a)	196,924,593
468,000	0.133%, 11/14/12(a)	467,818,175
790,200	0.138%, 11/27/12(a)	789,843,096
232,000	0.140%, 10/16/12(a)	231,931,431
137,000	0.140%, 11/06/12(a)	136,948,320
156,000	0.140%, 11/08/12(a)	155,939,940
137,000	0.140%, 11/09/12(a)	136,946,722
158,000	0.140%, 11/20/12(a)	157,931,797
125,000	0.150%, 08/27/12(a)	124,986,458
155,500	0.150%, 10/30/12(a)	155,441,687
155,500	0.150%, 11/01/12(a)	155,440,392
130,000	0.170%, 01/07/13(a)	129,902,392
33,000	0.175%, 01/17/13(a)	32,972,890
565,000	0.185%, 11/02/12(b)	565,037,347
20,320	0.206%, 08/10/12(b)	20,320,052
180,540	1.375%, 01/09/13	181,464,615
12,000	4.625%, 10/25/12	12,123,744
43,950	5.500%, 08/20/12	44,068,642
	Federal National Mortgage Association
592,600	0.110%, 09/20/12(a)	592,509,464
150,000	0.120%, 08/30/12(a)	149,985,500
195,000	0.120%, 08/31/12(a)	194,980,500
120,000	0.130%, 09/27/12(a)	119,975,300

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$115,000	0.150%, 09/05/12(a)	$114,983,229
155,000	0.150%, 11/13/12(a)	154,932,833
82,000	0.160%, 01/02/13(a)	81,943,876
90,000	0.162%, 08/15/12(a)	89,994,330
94,500	0.170%, 01/23/13(a)	94,421,906
173,164	0.176%, 01/09/13(a)	173,027,581
213,290	0.267%, 08/23/12(b)	213,298,596
65,000	0.278%, 09/17/12(b)	65,010,831
283,000	0.278%, 10/18/12(b)	283,074,772
176,553	0.375%, 12/28/12	176,683,674

		11,057,686,660

U.S. Treasury Obligations 2.7%
	U.S. Treasury Bills
33,000	0.105%, 09/27/12(a)	32,994,514
100,000	0.120%, 09/20/12(a)	99,983,333
198,200	0.150%, 08/30/12(a)	198,176,877
	U.S. Treasury Notes
77,500	0.500%, 11/30/12	77,582,480
396,500	1.375%, 01/15/13	398,687,244
113,700	2.875%, 01/31/13	115,221,774

		922,646,222

Repurchase Agreements(d) 32.3%
	Barclays Capital, Inc.
840,000	0.180%, dated 07/31/12, due 08/07/12 in the amount of $840,029,400 (cost $840,000,000)	840,000,000
	BNP Paribas Securities Corp.
480,739	0.170%, dated 07/30/12, due 08/06/12 in the amount of $480,754,891 (cost $480,739,000)	480,739,000
481,200	0.180%, dated 07/31/12, due 08/07/12 in the amount of $481,216,842 (cost $481,200,000)	481,200,000
400,500	0.200%, dated 07/25/12, due 08/01/12 in the amount of $400,515,575 (cost $400,500,000)	400,500,000
	Credit Suisse Securities Corp.
240,000	0.170%, dated 07/30/12, due 08/06/12 in the amount of $240,007,933 (cost $240,000,000)	240,000,000
	0.180%, dated 07/26/12, due 08/02/12 in the amount of
460,000	$460,016,100 (cost $460,000,000)	460,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(d) (cont’d.)
$400,500	0.180%, dated 07/31/12, due 08/06/12 in the amount of $400,512,015 (cost $400,500,000)	$400,500,000
400,500	0.180%, dated 07/31/12, due 08/07/12 in the amount of $400,514,018 (cost $400,500,000)	400,500,000
	0.200%, dated 07/25/12, due 08/01/12 in the amount of
401,000	$401,015,594 (cost $401,000,000)	401,000,000
434,600	0.230%, dated 07/02/12, due 08/02/12 in the amount of $434,686,075 (cost $434,600,000)	434,600,000
	Deutsche Bank Securities, Inc.
250,000	0.170%, dated 07/30/12, due 08/06/12 in the amount of $250,008,264 (cost $250,000,000)	250,000,000
250,000	0.180%, dated 07/30/12, due 08/13/12 in the amount of $250,017,500 (cost $250,000,000)(c)	250,000,000
368,111	0.190%, dated 07/31/12, due 08/01/12 in the amount of $368,112,943 (cost $368,111,000)	368,111,000
	0.200%, dated 07/25/12, due 08/01/12 in the amount of
401,000	$401,015,594 (cost $401,000,000)	401,000,000
320,000	0.220%, dated 07/06/12, due 08/07/12 in the amount of $320,062,578 (cost $320,000,000)	320,000,000
	Goldman Sachs & Co.
411,000	0.180%, dated 07/26/12, due 08/02/12 in the amount of $411,014,385 (cost $411,000,000)	411,000,000
400,515	0.180%, dated 07/27/12, due 08/03/12 in the amount of $400,529,018 (cost $400,515,000)	400,515,000
401,000	0.190%, dated 07/25/12, due 08/01/12 in the amount of $401,014,815 (cost $401,000,000)	401,000,000
	HSBC Securities (USA), Inc.
157,686	0.190%, dated 07/31/12, due 08/01/12 in the amount of $157,686,832 (cost $157,686,000)	157,686,000
	JPMorgan Securities, Inc.
100,000	0.180%, dated 07/27/12, due 08/27/12 in the amount of $100,015,500 (cost $100,000,000)(c)	100,000,000
	Morgan Stanley & Co., Inc.
893,180	0.190%, dated 07/31/12, due 08/01/12 in the amount of $893,184,714 (cost $893,180,000)	893,180,000
	RBS Securities, Inc.
200,000	0.180%, dated 07/30/12, due 08/06/12 in the amount of $200,007,000 (cost $200,000,000)	200,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(d) (cont’d.)
$250,000	0.190%, dated 07/27/12, due 08/03/12 in the amount of $250,009,236 (cost $250,000,000)	$250,000,000
401,000	0.200%, dated 07/25/12, due 08/01/12 in the amount of $401,015,594 (cost $401,000,000)	401,000,000
240,000	0.200%, dated 07/26/12, due 08/02/12 in the amount of $240,009,333 (cost $240,000,000)	240,000,000
	UBS Securities LLC
401,000	0.200%, dated 07/25/12, due 08/01/12 in the amount of $401,015,594 (cost $401,000,000)	401,000,000
400,500	0.200%, dated 07/25/12, due 08/24/12 in the amount of $400,566,750 (cost $400,500,000)(c)	400,500,000
400,500	0.200%, dated 07/27/12, due 08/27/12 in the amount of $400,568,975 (cost $400,500,000)(c)	400,500,000
40,000	0.200%, dated 07/31/12, due 08/01/12 in the amount of $40,000,222 (cost $40,000,000)	40,000,000

		10,824,531,000

	Total Investments 101.6% (amortized cost $34,080,527,521)(e)	34,080,527,521
	Liabilities in excess of other assets (1.6%)	(520,851,696)

	Net Assets 100.0%	$33,559,675,825

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(c)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

(d)	Repurchase agreements are collateralized by the following U.S. Government Agency and other FDIC guaranteed securities, with the aggregate value, including accrued interest, of $11,045,165,001:

Issue	Coupon Rate	Maturity Dates
FHLMC	2.50% - 10.25%	08/01/12 - 08/01/42
FNMA	2.50% - 11.00%	08/01/12 - 01/01/52
GMAC LLC	0.47%	12/19/12
GNMA	3.00% - 7.00%	02/15/21 - 07/15/42
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Banker’s Acceptance	$—	$24,961,805	$—
Certificates of Deposit	—	3,396,345,821	—
Commercial Paper	—	5,748,454,376	—
Loan Participation	—	35,000,000	—
Municipal Bonds	—	366,532,725	—
Other Corporate Obligations	—	671,210,649	—
Other Instrument—Agency Bond	—	139,061,263	—
Time Deposits	—	894,097,000	—
U.S. Government Agency Obligations	—	11,057,686,660	—
U.S. Treasury Obligations	—	922,646,222	—
Repurchase Agreements	—	10,824,531,000	—

Total	$—	$34,080,527,521	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2012 were as follows:

U.S. Government Agency Obligations	33.0%
Repurchase Agreements	32.3
Commercial Paper	17.1
Certificates of Deposit	10.1
Time Deposits	2.7
U.S. Treasury Obligations	2.7
Other Corporate Obligations	2.0
Municipal Bonds	1.1
Other Instrument—Agency Bond	0.4
Banker’s Acceptance	0.1
Loan Participation	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Assets and Liabilities

as of July 31, 2012 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$34,080,527,521
Cash	788
Interest receivable	7,211,965
Prepaid expenses	441

Total assets	34,087,740,715

Liabilities
Payable for investments purchased	521,292,421
Dividends payable	6,515,185
Management fee payable	137,462
Accrued expenses	103,155
Affiliated transfer agent fee payable	16,667

Total liabilities	528,064,890

Net Assets	$33,559,675,825

Net assets were comprised of:
Common stock, at par	$33,559,683
Paid-in capital in excess of par	33,526,102,268

33,559,661,951
Undistributed net investment income	13,874

Net assets, July 31, 2012	$33,559,675,825

Net asset value, offering price and redemption price per share ($33,559,675,825 ÷ 33,559,683,046 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Prudential Core Taxable Money Market Fund

Statement of Operations

Six Months Ended July 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest (net of foreign withholding taxes of $94)	$36,382,893

Expenses
Management fee	688,550
Custodian’s fees and expenses	86,000
Insurance expense	80,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	51,000
Audit fee	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Reports to shareholders	4,000
Miscellaneous	14,033

Total expenses	948,583

Net investment income	35,434,310

Net Realized Gain On Investments
Net realized gain on investment transactions	702,625

Net Increase In Net Assets Resulting From Operations	$36,136,935

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$35,434,310	$51,922,893
Net realized gain on investment transactions	702,625	844,946

Net increase in net assets resulting from operations	36,136,935	52,767,839

Dividends and distributions from net investment income and net realized gains (Note 1)	(36,149,741)	(52,755,033)

Fund share transactions (Note 6)
Net proceeds from shares sold	142,357,153,712	275,313,657,621
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	34,756,425	35,735,369
Cost of shares reacquired	(140,151,510,302)	(264,599,317,632)

Net increase in net assets from Fund share transactions	2,240,399,835	10,750,075,358

Total increase	2,240,387,029	10,750,088,164

Net Assets:
Beginning of period	31,319,288,796	20,569,200,632

End of period(a)	$33,559,675,825	$31,319,288,796

(a) Includes undistributed net investment income of:	$13,874	$26,680

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 88.3%
ASSET-BACKED SECURITIES 38.2%

Non-Residential Mortgage-Backed Securities 22.2%
Ally Auto Receivables Trust,
Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	$359	$358,606
Ser. 2011-2, Class A2	AAA(a)	0.670	10/15/13	717	716,769
Ser. 2011-3, Class A2(b)	Aaa	0.369	01/15/14	1,845	1,844,850
Ser. 2011-5, Class A3	AAA(a)	0.990	11/15/15	8,900	8,969,794
Ser. 2012-1, Class A3	Aaa	0.930	02/16/16	8,000	8,067,632
Ser. 2012-2, Class A3	Aaa	0.740	04/15/16	13,975	14,017,680
Ser. 2012-3, Class A2	Aaa	0.700	01/15/15	13,000	13,025,961
American Express Credit Account Master Trust,
Ser. 2008-6, Class A(b)	Aaa	1.449	02/15/18	11,840	12,219,472
Ser. 2009-2, Class A(b)	Aaa	1.499	03/15/17	34,020	34,827,090
Ser. 2010-1, Class A(b)	Aaa	0.499	11/15/15	3,000	3,004,674
Ser. 2011-1, Class A(b)	Aaa	0.419	04/17/17	16,595	16,623,958
BA Credit Card Trust,
Ser. 2006-A8, Class A8(b)	Aaa	0.279	05/15/16	5,750	5,745,141
Ser. 2006-A11, Class A11(b)	Aaa	0.279	04/15/16	30,774	30,752,674
Ser. 2007-A3, Class A3(b)	Aaa	0.269	11/15/16	1,000	997,289
Ser. 2007-A4, Class A4(b)	Aaa	0.289	11/15/19	6,227	6,150,838
Ser. 2007-A6, Class A6(b)	Aaa	0.309	09/15/16	5,000	4,995,445
Ser. 2007-A10, Class A10(b)	Aaa	0.319	12/15/16	12,000	11,993,640
Bank of America Auto Trust,
Ser. 2012-1, Class A3	Aaa	0.780	06/15/16	12,100	12,156,459
Bank One Issuance Trust,
Ser. 2004-A3, Class A3(b)	Aaa	0.419	02/15/17	11,200	11,229,254
BMW Vehicle Lease Trust,
Ser. 2011-1, Class A2	Aaa	0.640	04/22/13	3,360	3,360,454
Ser. 2012-1, Class A2	Aaa	0.590	06/20/14	15,000	15,016,215
CarMax Auto Owner Trust,
Ser. 2009-2, Class A3	AAA(a)	1.740	04/15/14	3,293	3,301,182
Ser. 2011-1, Class A2	Aaa	0.720	11/15/13	124	123,695
Ser. 2011-3, Class A3	Aaa	1.070	06/15/16	11,000	11,088,638
Ser. 2012-1, Class A3	AAA(a)	0.890	09/15/16	11,000	11,062,304
Ser. 2012-2, Class A2	Aaa	0.640	05/15/15	11,500	11,517,699
Chase Issuance Trust,
Ser. 2005-A11, Class A(b)	Aaa	0.319	12/15/14	1,000	1,000,148
Ser. 2007-A3, Class A3	Aaa	5.230	04/15/19	22,846	27,172,438

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ser. 2007-A8, Class A(b)	Aaa	0.269%	03/15/17	$4,250	$4,220,212
Ser. 2008-A6, Class A6(b)	Aaa	1.449	05/15/15	2,294	2,315,997
Ser. 2011-A3, Class A3(b)	AAA(a)	0.369	12/15/15	30,000	30,025,920
Citibank Credit Card Issuance Trust,
Ser. 2005-A9, Class A9	Aaa	5.100	11/20/17	21,150	24,194,860
Ser. 2006-A3, Class A3	Aaa	5.300	03/15/18	12,000	13,944,792
Ser. 2006-C1, Class C1(b)	Baa2	0.647	02/20/15	19,100	19,090,030
Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	6,030	7,363,788
Ser. 2008-A6, Class A6(b)	Aaa	1.447	05/20/17	2,800	2,883,429
Discover Card Master Trust,
Ser. 2007-A2, Class A2(b)	Aaa	0.808	06/15/15	3,650	3,654,223
Ser. 2009-A2, Class A(b)	Aaa	1.549	02/17/15	13,325	13,331,889
Ser. 2010-A1, Class A1(b)	Aaa	0.899	09/15/15	21,160	21,230,632
Ser. 2010-A2, Class A2(b)	AAA(a)	0.829	03/15/18	25,225	25,566,647
Ser. 2011-A3, Class A(b)	Aaa	0.459	03/15/17	2,000	2,004,460
Ser. 2012-A1, Class A1	Aaa	0.810	08/15/17	13,000	13,098,696
Ser. 2012-A3, Class A3	Aaa	0.860	11/15/17	1,500	1,511,630
Ser. 2012-A5, Class A5(b)	Aaa	0.446	01/16/18	14,000	14,000,000
Discover Card Master Trust I,
Ser. 2006-2, Class A3(b)	Aaa	0.329	01/19/16	6,412	6,415,738
Ford Credit Auto Lease Trust,
Ser. 2011-A, Class A2	Aaa	0.740	09/15/13	4,592	4,596,119
Ser. 2012-A, Class A2	Aaa	0.630	04/15/14	6,000	6,005,190
Ford Credit Auto Owner Trust,
Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	715	716,049
Ser. 2009-E, Class A3	Aaa	1.510	01/15/14	386	386,618
Ser. 2011-B, Class A2	AAA(a)	0.680	01/15/14	2,280	2,281,283
Ser. 2012-A, Class A3	Aaa	0.840	08/15/16	15,000	15,088,005
Ser. 2012-B, Class A3	AAA(a)	0.720	12/15/16	6,200	6,226,592
GE Business Loan Trust,
Ser. 2003-2A, Class A, 144A(b)	Aa1	0.619	11/15/31	6,289	5,850,787
Ser. 2004-2A, Class A, 144A(b)	Aa1	0.469	12/15/32	6,421	5,844,714
Ser. 2006-2A, Class A, 144A(b)	Aa3	0.429	11/15/34	9,245	7,746,621
GE Capital Credit Card Master Note Trust,
Ser. 2012-4, Class A(b)	Aaa	0.549	06/15/18	50,000	50,002,900
Harley-Davidson Motorcycle Trust,
Ser. 2011-2, Class A2	Aaa	0.710	05/15/15	5,931	5,938,269

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust,
Ser. 2010-1, Class A3	Aaa	1.250%	10/21/13	$483	$484,185
Ser. 2010-2, Class A3	Aaa	1.340	03/18/14	449	450,826
Ser. 2011-2, Class A2	Aaa	0.570	07/18/13	4,060	4,061,224
Ser. 2012-1, Class A3	Aaa	0.770	01/15/16	7,700	7,740,209
Hyundai Auto Lease Securitization Trust,
Ser. 2012-A, Class A2, 144A	Aaa	0.680	01/15/15	17,400	17,432,642
Hyundai Auto Receivables Trust,
Ser. 2009-A, Class A3	AAA(a)	2.030	08/15/13	26	25,615
Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	917	920,256
Ser. 2011-B, Class A2	Aaa	0.590	03/15/14	7,457	7,459,889
MBNA Credit Card Master Note Trust,
Ser. 2003-A10, Class A10(b)	Aaa	0.509	03/15/16	6,500	6,512,942
Ser. 2006-A2, Class A2(b)	Aaa	0.309	06/15/15	1,000	1,000,015
Mercedes-Benz Auto Lease Trust,
Ser. 2011-B, Class A2, 144A	Aaa	0.900	01/15/14	22,977	23,019,399
Ser. 2012-A, Class A2	AAA(a)	0.660	04/15/14	13,000	13,017,953
Nissan Auto Lease Trust,
Ser. 2011-A, Class A2B(b)	Aaa	0.429	01/15/14	6,545	6,549,396
Nissan Auto Receivables Owner Trust,
Ser. 2011-A, Class A2	Aaa	0.650	12/16/13	3,965	3,967,435
Ser. 2011-B, Class A3	Aaa	0.950	02/16/16	14,500	14,614,304
Ser. 2012-A, Class A3	Aaa	0.730	05/16/16	2,500	2,511,578
Origen Manufactured Housing,
Ser. 2006-A, Class A1(b)	B2	0.399	11/15/18	1,271	1,255,201
Porsche Financial Auto Securitization Trust,
Ser. 2011-1, Class A2, 144A	Aaa	0.560	12/16/13	462	461,612
Tal Advantage LLC,
Ser. 2006-1A, 144A(b)	Baa2	0.437	04/20/21	3,750	3,620,473
Toyota Auto Receivables Owner Trust,
Ser. 2012-A, Class A2	Aaa	0.570	10/15/14	22,000	22,023,672
Volkswagen Auto Lease Trust,
Ser. 2011-A, Class A2	Aaa	1.000	02/20/14	13,820	13,857,008

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Loan Enhanced Trust,
Ser. 2010-1, Class A3	Aaa	1.310%	01/20/14	$299	$299,703
Ser. 2011-1, Class A2	AAA(a)	0.670	12/20/13	2,995	2,996,272
Ser. 2012-1, Class A3	AAA(a)	0.850	08/22/16	30,000	30,191,550
World Omni Auto Receivables Trust,
Ser. 2011-A, Class A2	Aaa	0.640	11/15/13	2,613	2,612,777
Ser. 2011-B, Class A2	Aaa	0.650	08/15/14	7,080	7,086,745
World Omni Automobile Lease Securitization Trust,
Ser. 2011-A, Class A2	Aaa	0.810	10/15/13	2,730	2,733,140
Ser. 2012-A, Class A2	Aaa	0.710	01/15/15	5,000	5,007,930

					798,790,040

Residential Mortgage-Backed Securities 16.0%
Accredited Mortgage Loan Trust,
Ser. 2004-4, Class A2D(b)	Aa1	0.596	01/25/35	2,363	2,075,614
Ace Securities Corp.,
Ser. 2003-HE1, Class M2(b)	Ca	2.796	11/25/33	176	116,868
Ser. 2003-OP1, Class M1(b)	Ba3	1.296	12/26/33	3,822	3,203,509
Ser. 2004-FM1, Class M1(b)	B2	1.146	09/25/33	742	606,419
Ser. 2004-OP1, Class M1(b)	Ba3	1.026	04/25/34	6,466	5,337,827
Ser. 2005-HE2, Class M2(b)	Aa2	0.696	04/25/35	678	663,071
Aegis Asset-Backed Securities Trust,
Ser. 2004-2, Class A1(b)	Aaa	0.546	06/25/34	263	243,924
Ameriquest Mortgage Securities, Inc.,
Ser. 2003-1, Class M1(b)	B1	1.596	02/25/33	10,891	8,905,787
Ser. 2003-8, Class M1(b)	B3	1.296	10/25/33	4,968	3,535,539
Ser. 2003-9, Class AV2(b)	A2	0.586	09/25/33	586	517,553
Ser. 2003-11, Class AV2(b)	Baa2	0.986	12/25/33	678	590,462
Ser. 2003-11, Class M1(b)	B1	1.281	12/25/33	668	476,384
Ser. 2003-12, Class M1(b)	B1	1.371	01/25/34	1,244	980,198
Ser. 2004-R3, Class A4(b)	Aaa	0.696	05/25/34	406	376,555
Ser. 2004-R5, Class M1(b)	Caa1	1.116	07/25/34	1,203	823,499
Ser. 2004-R6, Class A1(b)	A1	0.666	07/25/34	4,278	3,720,712
Ser. 2004-R8, Class M1(b)	A2	1.206	09/25/34	15,240	12,513,930
Ser. 2005-R3, Class A1B(b)	Aaa	0.506	05/25/35	1,514	1,351,571

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2005-R9, Class AF4(c)	Aaa	4.971%	11/25/35	$1,500	$1,513,605
Ser. 2005-R9, Class AF5(c)	Aa3	4.971	11/25/35	1,808	1,464,798
Ser. 2005-R11, Class A2D(b)	A3	0.576	01/25/36	330	286,794
Amortizing Residential Collateral Trust,
Ser. 2002-BC5, Class M2(b)	B2	2.046	07/25/32	103	40,872
Argent Securities, Inc.,
Ser. 2003-W2, Class M4(b)	B2	5.871	09/25/33	1,000	643,322
Ser. 2003-W3, Class M2(b)	B2	2.946	09/25/33	12,586	8,927,362
Ser. 2003-W4, Class M1(b)	A3	1.446	10/25/33	5,719	4,793,017
Ser. 2003-W5, Class M1(b)	Baa1	1.296	10/25/33	151	135,686
Ser. 2003-W7, Class A2(b)	Aaa	1.026	03/25/34	266	199,469
Ser. 2004-W5, Class M1(b)	Ba2	0.846	04/25/34	639	522,604
Ser. 2004-W6, Class AV2(b)	Aa2	0.696	05/25/34	488	415,699
Ser. 2004-W6, Class M1(b)	Baa1	0.796	05/25/34	1,800	1,443,439
Ser. 2004-W7, Class M1(b)	A2	0.796	05/25/34	18,431	14,273,468
Ser. 2004-W8, Class A2(b)	A2	1.206	05/25/34	247	213,093
Asset-Backed Funding Certificates,
Ser. 2003-AHL1, Class A1(c)	A1	4.184	03/25/33	717	685,976
Ser. 2003-OPT1, Class A3(b)	Baa1	0.926	04/25/33	1,164	953,381
Ser. 2004-HE1, Class M1(b)	Caa2	1.146	03/25/34	1,699	1,267,965
Ser. 2004-OPT5, Class A4(b)	AAA(a)	0.871	06/25/34	9,791	8,161,422
Ser. 2006-OPT1, Class A3D(b)	Ca	0.486	09/25/36	6,000	2,584,938
Asset-Backed Securities Corp.,
Ser. 2003-HE5, Class M2(b)	C	3.099	09/15/33	502	262,221
Ser. 2003-HE6, Class A2(b)	Aaa	0.926	11/25/33	193	153,460
Ser. 2004-HE1, Class M1(b)	Ba1	1.299	01/15/34	2,081	1,768,731
Ser. 2004-HE2, Class M1(b)	Ba3	1.071	04/25/34	428	354,374
Ser. 2004-HE3, Class M1(b)	Ba1	1.056	06/25/34	479	392,517
Ser. 2005-HE6, Class M1(b)	Aa1	0.736	07/25/35	965	950,581
Bear Stearns Asset-Backed Securities Trust,
Ser. 2003-3, Class M1(b)	B1	1.066	06/25/43	1,185	711,771
Ser. 2004-1, Class M1(b)	AA(a)	0.896	06/25/34	4,030	3,220,105
Ser. 2004-HE2, Class M1(b)	Ba1	1.146	03/25/34	7,087	5,612,642
Ser. 2004-HE7, Class M1(b)	Baa2	0.846	08/25/34	4,738	3,960,651
Ser. 2004-HE10, Class M1(b)	Baa1	1.221	12/25/34	1,216	940,666
Ser. 2007-FS1, Class 1A3(b)	Ca	0.416	05/25/35	19,000	6,459,278

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
CDC Mortgage Capital Trust,
Ser. 2003-HE3, Class M1(b)	B3	1.296%	11/25/33	$6,218	$5,098,698
Ser. 2003-HE4, Class M1(b)	Baa1	1.221	03/25/34	2,242	1,835,075
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2002-2, Class 2A1(b)	A1	0.746	05/25/32	430	389,259
Ser. 2003-1, Class 2A2(b)	A1	0.906	11/25/32	841	701,787
Ser. 2003-2, Class 2A2(b)	Aa2	0.806	02/25/33	589	513,127
Citicorp Residential Mortgage Securities, Inc.,
Ser. 2007-2, Class M3(c)	C	6.490	06/25/37	5,560	682,740
Citigroup Mortgage Loan Trust, Inc.,
Ser. 2004-OPT1, Class A2(b)	Aa2	0.606	10/25/34	1,039	1,014,084
Ser. 2005-HE3, Class M1(b)	Ba1	0.706	09/25/35	2,000	1,762,000
Conseco Finance,
Ser. 2001-C, Class M1(b)	A1	0.949	08/15/33	764	634,281
Countrywide Asset-Backed Certificates,
Ser. 2002-3, Class M1(b)	Ba3	1.371	03/25/32	262	203,743
Ser. 2003-2, Class 3A(b)	B1	0.744	08/26/33	418	303,911
Ser. 2003-3, Class M1(b)	Caa3	1.296	08/25/33	1,918	942,598
Ser. 2003-BC4, Class M1(b)	Ba3	1.296	07/25/33	418	349,206
Ser. 2004-1, Class M1(b)	Ba1	0.996	03/25/34	1,570	1,341,129
Ser. 2004-2, Class M1(b)	Caa1	0.996	05/25/34	3,074	2,280,304
Ser. 2004-ECC1, Class M1(b)	Ba1	1.191	11/25/34	4,835	4,060,581
Ser. 2005-2, Class M1(b)	Aa2	0.666	08/25/35	1,806	1,719,510
Ser. 2005-14, Class M1(b)	C	0.696	04/25/36	1,750	910,178
Ser. 2005-15, Class 1AF4(b)	Caa3	5.394	04/25/36	1,900	1,337,410
Credit Suisse First Boston Mortgage Securities Corp.,
Ser. 2001-HE17, Class A1(b)	Ba3	0.866	01/25/32	1,863	1,472,269
Ser. 2001-HE25, Class M1(b)	Ba3	1.846	03/25/32	632	442,620
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2003-CB5, Class M1(b)	B2	1.266	11/25/33	1,673	1,412,676
Ser. 2004-CB3, Class M1(b)	Ba1	1.026	03/25/34	774	603,807

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Equifirst Mortgage Loan Trust,
Ser. 2003-1, Class M2(b)	Ba1	3.096%	12/27/32	$160	$84,531
Ser. 2004-2, Class M1(b)	Baa1	0.796	10/25/34	1,980	1,446,011
Equity One ABS, Inc.,
Ser. 2003-1, Class M1	B2	4.860	07/25/33	157	132,770
Finance America Mortgage Loan Trust,
Ser. 2004-3, Class M1(b)	Ba1	1.116	11/25/34	11,482	8,776,823
First Franklin Mortgage Loan Asset-Backed Certificates,
Ser. 2004-FF5, Class A1(b)	AAA(a)	0.966	08/25/34	582	457,107
Ser. 2005-FFH4, Class M4(b)	C	0.896	12/25/35	3,500	174,993
First NLC Trust,
Ser. 2005-2, Class M1(b)	B1	0.726	09/25/35	2,500	1,782,195
Fremont Home Loan Trust,
Ser. 2003-B, Class M1(b)	Ba1	1.296	12/26/33	881	720,556
Ser. 2004-1, Class M1(b)	A3	0.921	02/25/34	2,015	1,543,253
Ser. 2004-2, Class M1(b)	A3	1.101	07/25/34	853	648,370
Ser. 2004-2, Class M2(b)	B1	1.176	07/25/34	2,293	1,823,247
Ser. 2004-B, Class M1(b)	Ba1	1.116	05/25/34	5,754	4,247,787
Ser. 2004-C, Class M1(b)	B1	1.221	08/25/34	9,288	6,899,897
GE-WMC Mortgage Securities LLC,
Ser. 2005-1, Class A2C(b)	Ba3	0.606	10/25/35	2,180	1,937,946
GSAMP Trust,
Ser. 2003-FM1, Class M2(b)	Ca	3.022	03/20/33	152	52,614
Ser. 2004-FM1, Class M1(b)	Ba3	1.221	11/25/33	11,089	9,071,750
Ser. 2004-FM1, Class M2(b)	Ca	2.346	11/25/33	225	155,934
Ser. 2004-NC1, Class M1(b)	B3	1.071	03/25/34	4,453	3,558,210
Ser. 2006-HE6, Class A3(b)	Ca	0.396	08/25/36	20,148	8,088,475
Home Equity Asset Trust,
Ser. 2002-3, Class M1(b)	B3	1.596	02/25/33	1,220	890,055
Ser. 2002-4, Class M1(b)	B3	1.746	03/25/33	1,179	911,842
Ser. 2003-2, Class M1(b)	B1	1.566	08/25/33	2,136	1,623,057
Ser. 2003-3, Class M1(b)	Ba3	1.536	08/25/33	2,584	2,115,665
Ser. 2003-4, Class M1(b)	Ba3	1.446	10/25/33	11,550	9,204,712
Ser. 2003-8, Class M1(b)	Ba1	1.326	04/25/34	1,036	849,919
Ser. 2004-1, Class M1(b)	B2	1.191	06/25/34	17,624	13,978,289

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2004-2, Class M1(b)	Ba3	1.041%	07/25/34	$4,355	$3,206,800
Ser. 2004-3, Class M1(b)	Ba1	1.101	08/25/34	2,754	2,241,709
Ser. 2005-3, Class M2(b)	A1	0.686	08/25/35	1,466	1,415,248
Ser. 2005-5, Class M1(b)	A1	0.726	11/25/35	2,625	2,287,047
HSBC Home Equity Loan Trust,
Ser. 2005-3, Class A1(b)	Aaa	0.507	01/20/35	206	191,505
Ser. 2006-1, Class M1(b)	Aa1	0.527	01/20/36	12,057	10,807,659
Ser. 2006-1, Class M2(b)	Aa1	0.547	01/20/36	1,070	917,170
Ser. 2006-2, Class M1(b)	Aa1	0.517	03/20/36	5,039	4,489,787
Ser. 2006-2, Class M2(b)	Aa1	0.537	03/20/36	7,170	6,245,726
Ser. 2006-3, Class A4(b)	Aaa	0.487	03/20/36	7,997	6,990,634
Ser. 2007-1, Class AS(b)	Aaa	0.447	03/20/36	721	661,136
Ser. 2007-1, Class M1(b)	A1	0.627	03/20/36	430	322,482
Ser. 2007-2, Class A4(b)	A1	0.547	07/20/36	400	340,530
Ser. 2007-2, Class M2(b)	B2	0.617	07/20/36	1,000	663,344
Ser. 2007-3, Class A4(b)	Aa2	1.747	11/20/36	5,360	4,440,808
Ser. 2007-3, Class M2(b)	Ba1	2.747	11/20/36	3,500	2,160,144
HSI Asset Securitization Corp. Trust,
Ser. 2006-OPT4, Class 2A4(b)	B2	0.496	03/25/36	1,400	577,721
Long Beach Mortgage Loan Trust,
Ser. 2003-3, Class M1(b)	B3	1.371	07/25/33	2,380	1,849,335
Ser. 2003-4, Class M1(b)	B2	1.266	08/25/33	4,365	3,572,672
Ser. 2004-1, Class M1(b)	A3	0.996	02/25/34	29,430	23,613,867
Ser. 2004-1, Class M2(b)	Ba2	1.071	02/25/34	4,786	4,311,297
Ser. 2004-2, Class M1(b)	B1	0.776	06/25/34	12,497	10,216,331
Ser. 2004-3, Class M1(b)	Ba1	1.101	07/25/34	11,630	9,008,168
Mastr Asset-Backed Securities Trust,
Ser. 2004-OPT2, Class A1(b)	Aa2	0.596	09/25/34	806	677,515
Ser. 2004-OPT2, Class A2(b)	Aa1	0.596	09/25/34	170	144,524
Ser. 2004-WMC3, Class M1(b)	A1	1.071	10/25/34	2,056	1,583,560
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-WMC2, Class M2(b)	Ba1	3.096	02/25/34	306	263,026
Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.646	08/25/35	51	39,831
Ser. 2004-HE2, Class M1(b)	A-(a)	1.046	08/25/35	1,774	1,344,952
Ser. 2004-WMC1, Class M2(b)	B3	1.896	10/25/34	3,013	2,286,110

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I,
Ser. 2002-NC6, Class M1(b)	Caa1	1.746%	11/25/32	$1,019	$781,351
Ser. 2003-HE1, Class M1(b)	Ba2	1.446	05/25/33	4,166	3,497,580
Ser. 2003-NC5, Class M1(b)	B3	1.521	04/25/33	6,995	5,731,847
Ser. 2003-NC5, Class M3(b)	C	3.696	04/25/33	225	88,905
Ser. 2003-NC8, Class M1(b)	Caa1	1.296	09/25/33	2,763	2,234,714
Ser. 2003-NC8, Class M2(b)	C	2.871	09/25/33	307	176,698
Ser. 2003-NC10, Class M1(b)	B2	1.266	10/25/33	640	502,465
Ser. 2004-HE1, Class A4(b)	AAA(a)	0.986	01/25/34	1,253	1,103,658
Ser. 2004-HE5, Class M1(b)	B3	1.191	06/25/34	1,864	1,528,577
Ser. 2004-HE7, Class M1(b)	A2	1.146	08/25/34	3,607	2,817,370
Ser. 2004-HE8, Class A4(b)	Aaa	0.626	09/25/34	469	361,697
Ser. 2004-HE8, Class M1(b)	Baa1	0.886	09/25/34	19,810	14,884,164
Ser. 2004-NC1, Class M1(b)	Baa2	1.296	12/27/33	2,258	1,977,680
Ser. 2004-NC5, Class M1(b)	Caa1	1.146	05/25/34	1,038	747,018
Ser. 2004-WMC2, Class M1(b)	Ba3	1.161	07/25/34	2,604	2,173,014
Ser. 2005-HE4, Class M2(b)	B1	0.716	07/25/35	1,000	483,642
Morgan Stanley Dean Witter Capital I,
Ser. 2002-AM2, Class M1(b)	B3	1.371	05/25/32	1,336	973,995
Ser. 2002-AM3, Class A3(b)	Aa2	1.226	02/25/33	2,205	1,875,352
Ser. 2002-AM3, Class M2(b)	Ca	3.246	02/25/33	475	323,658
Ser. 2002-NC5, Class M1(b)	B3	1.656	10/25/32	1,151	921,171
Ser. 2002-NC5, Class M2(b)	Ca	2.646	10/25/32	254	111,672
Ser. 2003-NC3, Class M1(b)	B3	1.596	03/25/33	1,219	1,002,227
Ser. 2003-NC3, Class M3(b)	Ca	3.621	03/25/33	350	127,419
New Century Home Equity Loan Trust,
Ser. 2003-4, Class M1(b)	Baa3	1.371	10/25/33	7,795	6,623,354
Ser. 2003-6, Class M1(b)	B3	1.326	01/25/34	12,408	10,183,022
Ser. 2004-1, Class M1(b)	B3	1.131	05/25/34	8,521	6,977,710
Ser. 2004-2, Class A4(b)	Aaa	0.796	08/25/34	2,430	1,952,289
Ser. 2004-3, Class M1(b)	Baa2	1.176	11/25/34	12,150	8,613,395
Ser. 2004-4, Class M1(b)	Ba1	1.011	02/25/35	17,258	13,375,141
Option One Mortgage Loan Trust,
Ser. 2002-6, Class M1(b)	Caa3	1.371	11/25/32	253	179,193
Ser. 2003-2, Class A2(b)	Baa3	0.846	04/25/33	1,959	1,626,059
Ser. 2003-5, Class A2(b)	Baa3	0.886	08/25/33	805	657,564

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ser. 2003-6, Class A2(b)	A1	0.906%	11/25/33	$2,268	$1,881,906
Ser. 2004-1, Class M1(b)	B3	1.146	01/25/34	2,492	2,064,232
Ser. 2004-2, Class M1(b)	B2	1.041	05/25/34	6,000	4,738,368
Ser. 2005-3, Class M1(b)	A3	0.716	08/25/35	2,460	1,840,021
Park Place Securities, Inc.,
Ser. 2004-WCW1, Class M2(b)	A1	0.926	09/25/34	1,500	1,369,470
Popular ABS Mortgage Pass-Through Trust,
Ser. 2004-4, Class M1(c)	Ba1	5.181	09/25/34	1,705	1,173,880
Ser. 2005-5, Class AF4(c)	Caa2	5.297	11/25/35	2,250	1,348,893
Ser. 2005-B, Class M1(b)	Aa3	0.726	08/25/35	2,500	2,386,779
Ser. 2006-B, Class A3(b)	Ba3	0.526	05/25/36	2,453	1,950,292
Quest Trust,
Ser. 2006-X1, Class A2, 144A(b)	Ca	0.436	03/25/36	7,345	2,679,913
Ser. 2006-X2, Class A2, 144A(b)	Ca	0.536	08/25/36	6,000	2,219,118
Renaissance Home Equity Loan Trust,
Ser. 2003-1, Class A(b)	Aa3	1.106	06/25/33	566	443,070
Ser. 2004-1, Class M2(b)	Caa3	1.496	05/25/34	408	176,062
Residential Asset Mortgage Products, Inc.,
Ser. 2004-RS3, Class AI4(b)	Baa1	5.335	03/25/34	800	771,270
Ser. 2004-RS8, Class AI5(c)	Ba1	5.980	08/25/34	15,000	14,769,105
Residential Asset Securities Corp.,
Ser. 2003-KS11, Class AI5(c)	A2	5.550	01/25/34	4,600	4,528,585
Ser. 2004-KS1, Class AI5(c)	Baa3	5.221	02/25/34	4,000	3,792,772
Ser. 2004-KS3, Class AI5(c)	Ba1	4.770	04/25/34	7,750	6,905,575
Ser. 2004-KS5, Class AI5(c)	Caa1	5.600	06/25/34	10,308	9,814,556
Ser. 2005-EMX5, Class A3(b)	C	0.576	12/25/35	3,068	765,473
Ser. 2005-KS3, Class M3(b)	Baa2	0.676	04/25/35	4,362	4,115,521
Ser. 2006-KS1, Class A4(b)	Ba2	0.546	02/25/36	470	365,968
Ser. 2007-KS1, Class A4(b)	C	0.466	01/25/37	7,316	1,609,315
Ser. 2007-KS2, Class AI4(b)	C	0.466	02/25/37	7,500	1,985,932
Salomon Brothers Mortgage Securities VII, Inc.,
Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.341	03/25/32	5,594	4,619,067

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Ser. 2001-2, Class M1(b)	Caa3	1.041%	03/25/31	$747	$428,566
Ser. 2001-3, Class M1(b)	Caa1	1.416	07/25/31	450	333,572
Ser. 2003-2, Class AF5(c)	Baa1	3.455	08/25/32	2,609	2,410,596
Ser. 2003-3, Class M2(b)	Caa3	2.646	12/26/33	171	97,992
Ser. 2004-1, Class M1(b)	B1	1.041	03/25/35	1,358	1,008,841
Ser. 2005-3, Class M1(b)	Aa3	0.706	11/25/35	7,309	6,578,736
Securitized Asset-Backed Receivables LLC Trust,
Ser. 2004-NC1, Class M1(b)	B1	1.026	02/25/34	7,491	6,073,244
Ser. 2006-FR3, Class A3(b)	Ca	0.496	05/25/36	5,050	2,117,914
Specialty Underwriting & Residential Finance,
Ser. 2003-BC1, Class M1(b)	Ba1	1.446	01/25/34	646	557,763
Ser. 2003-BC3, Class M1(b)	Ba2	1.221	08/25/34	9,137	7,478,354
Ser. 2004-BC1, Class M1(b)	A1	1.011	02/25/35	1,736	1,537,298
Ser. 2004-BC4, Class A1B(b)	A3	0.646	10/25/35	832	649,922
Ser. 2006-BC1, Class A2C(b)	Ba1	0.446	12/26/36	898	865,720
Structured Asset Investment Loan Trust,
Ser. 2003-BC1, Class A2(b)	AAA(a)	0.926	01/25/33	300	258,658
Ser. 2003-BC10, Class A4(b)	AAA(a)	1.246	10/25/33	10,448	8,572,889
Ser. 2004-2, Class A4(b)	AAA(a)	0.951	03/25/34	14,910	11,626,933
Ser. 2004-4, Class A4(b)	AAA(a)	1.046	04/25/34	3,782	3,114,057
Ser. 2004-7, Class A8(b)	AAA(a)	1.446	08/25/34	1,400	1,092,220
Structured Asset Securities Corp.,
Ser. 2006-OW1, Class A4, 144A(b)	B(a)	0.446	12/26/35	833	588,052
Wells Fargo Home Equity Trust,
Ser. 2004-1, Class 1A(b)	Aa3	0.546	04/25/34	5,243	4,525,657
Ser. 2004-1, Class 2A1(b)	A2	0.546	04/25/34	5,717	4,849,844
Ser. 2004-2, Class A21B(b)	Aa3	0.666	10/25/34	192	167,351

					575,273,891

Total asset-backed securities (cost $1,428,130,719)					1,374,063,931

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.1%
Banc of America Commercial Mortgage, Inc.,
Ser. 2005-1, Class A3	AAA(a)	4.877%	11/10/42	$447	$446,587
Ser. 2007-2, Class A2	AAA(a)	5.634	04/10/49	1,846	1,913,246
Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.396	04/10/49	18,343	17,232,630
Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.416	06/10/49	4,313	4,309,168
Ser. 2007-5, Class A3	AAA(a)	5.620	02/10/51	9,000	9,590,562
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-PW11, Class A4(b)	AAA(a)	5.451	03/11/39	4,740	5,350,365
Ser. 2006-PW12, Class A4(b)	Aaa	5.718	09/11/38	1,045	1,196,592
Ser. 2007-PW17, Class A3	AAA(a)	5.736	06/11/50	22,000	23,008,436
Ser. 2007-T26, Class A2	AAA(a)	5.330	01/12/45	182	182,309
Citigroup Commercial Mortgage Trust,
Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	7,007	7,234,689
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2005-CD1, Class A2FL(b)	Aaa	0.368	07/15/44	625	624,486
Ser. 2006-CD2, Class A4(b)	Aaa	5.302	01/15/46	7,205	8,056,285
Commercial Mortgage Pass-Through Certificates,
Ser. 2006-C7, Class A4(b)	AAA(a)	5.749	06/10/46	8,100	9,175,721
Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.466	02/05/19	2,266	2,201,461
Credit Suisse First Boston Mortgage Securities Corp.,
Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,962,729
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class A4(b)	AAA(a)	5.416	02/15/39	3,580	4,020,469
CW Capital Cobalt Ltd.,
Ser. 2007-C3, Class A2(b)	AAA(a)	5.731	05/15/46	2,160	2,160,625
GE Capital Commercial Mortgage Corp.,
Ser. 2005-C3, Class A4	AAA(a)	5.046	07/10/45	678	677,755
Greenwich Capital Commercial Funding Corp.,
Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	6,212	6,231,382

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2006-GG7, Class A3(b)	Aaa	5.874%	07/10/38	$1,346	$1,344,902
Ser. 2006-GG7, Class A4(b)	Aaa	5.874	07/10/38	8,000	9,171,320
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	7,243	7,419,258
Ser. 2007-GG11, Class A2	AAA(a)	5.597	12/10/49	1,693	1,746,232
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506	04/10/38	822	821,790
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	34,714	39,680,914
Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.103	03/06/20	8,223	8,193,173
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	696	698,118
Ser. 2005-CB13, Class A2FL(b)	Aaa	0.374	01/12/43	3,042	3,028,094
Ser. 2005-CB13, Class A3A1(b)	Aaa	5.284	01/12/43	2,300	2,338,971
Ser. 2005-LDP5, Class A3(b)	Aaa	5.224	12/15/44	4,000	4,232,556
Ser. 2006-CB14, Class A4(b)	Aaa	5.481	12/12/44	10,510	11,741,951
Ser. 2006-CB14, Class ASB(b)	Aaa	5.506	12/12/44	777	821,316
Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.409	05/15/45	24,000	23,174,136
Ser. 2007-CB19, Class A2(b)	Aaa	5.734	02/12/49	727	726,604
Ser. 2007-LD11, Class A2(b)	Aaa	5.800	06/15/49	4,603	4,751,859
Ser. 2007-LD11, Class A2FL(b)	Aaa	0.389	06/15/49	39,162	38,746,856
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	1,385	1,394,578
Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	4,989	5,440,245
Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.379	01/15/49	11,195	11,081,910
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840	07/15/44	414	413,973
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103	11/15/30	1,351	1,358,719
Ser. 2006-C1, Class A2	AAA(a)	5.084	02/15/31	3,517	3,529,260
Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	63	63,459
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	159	158,844
Ser. 2007-C2, Class A2	AAA(a)	5.303	02/15/40	388	387,726
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A4FL(b)	Aaa	0.499	11/12/37	16,000	15,960,592
Ser. 2006-C1, Class A4(b)	AAA(a)	5.659	05/12/39	15,000	17,129,415
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	15,000	17,187,075
Ser. 2007-C1, Class A2FL, 144A(b)	A(a)	0.559	06/12/50	2,478	2,474,406

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3(b)	AAA(a)	5.480%	02/12/39	$9,705	$9,724,468
Ser. 2006-1, Class A4(b)	AAA(a)	5.430	02/12/39	5,000	5,635,570
Ser. 2006-2, Class A2(b)	Aaa	5.878	06/12/46	5,755	5,829,704
Ser. 2006-4, Class A2FL(b)	Aaa	0.369	12/12/49	5,764	5,749,274
Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.349	08/12/48	4,821	4,814,442
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	902	925,948
Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.389	03/12/51	24,710	24,452,117
Ser. 2007-8, Class ASB(b)	AAA(a)	5.896	08/12/49	1,728	1,831,251
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.409	04/15/49	23,556	21,549,444
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077	10/15/35	575	599,524
Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	8,636	9,060,379
Ser. 2006-C23, Class A4	Aaa	5.418	01/15/45	13,350	14,883,688
Ser. 2006-C25, Class A4(b)	Aaa	5.736	05/15/43	6,045	6,904,768
Ser. 2006-C27, Class A3	Aaa	5.765	07/15/45	4,535	5,184,974
Ser. 2006-C29, Class A2	Aaa	5.275	11/15/48	1,186	1,194,285
Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	21,525	22,432,795
Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.339	09/15/21	11,923	11,556,579
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	742	756,536
Ser. 2007-C33, Class A3(b)	Aaa	5.900	02/15/51	1,390	1,466,557

Total commercial mortgage-backed securities (cost $484,833,988)					506,346,052

CORPORATE BONDS 35.1%

Automotive 2.7%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,174,810
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	1.071	03/28/14	40,000	39,942,880
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	0.911	10/01/12	25,000	25,005,550
Gtd. Notes, 144A(b)	A3	1.218	03/21/14	15,000	15,049,140

					95,172,380

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking 13.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	A2	2.217%	01/30/14	$30,000	$30,118,800
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(b)	A2	1.568	06/12/15	35,000	35,542,640
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.198	01/10/14	25,000	25,052,000
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.250	08/07/15	30,000	30,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aa2	1.850	01/10/14	30,000	30,354,450
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A3	1.466	02/07/14	25,000	24,759,125
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa3	1.255	01/17/14	30,000	30,068,700
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	A2	1.775	10/18/13	25,000	25,081,250
Sr. Notes, 144A	A2	2.000	10/18/13	10,000	9,996,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	A2	1.252	01/24/14	25,000	25,108,150
Morgan Stanley, Sr. Unsec’d. Notes(b)	Baa1	2.052	01/24/14	35,000	34,481,300
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.567	03/01/13	20,000	20,029,460
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.750	10/04/13	25,000	25,095,425
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	3.250	01/11/14	5,000	5,072,560
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aaa	0.628	07/26/13	25,000	25,040,050
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	A2	1.447	01/28/14	30,000	29,985,690
Wells Fargo & Co., Sr. Notes(b)	A2	1.381	06/26/15	10,000	10,034,470
Sr. Notes	A2	1.500	07/01/15	30,000	30,291,030

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Westpac Banking Corp. (Austria), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.667%	11/26/12	$25,000	$24,996,975

					471,108,075

Brokerage 1.1%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.767	05/24/13	20,000	20,064,000
Sr. Unsec’d. Notes	A1	1.375	06/01/15	7,200	7,317,533
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000	05/25/10	50,000	12,000,000

					39,381,533

Capital Goods 2.4%
Caterpillar Financial Services Corp., Notes	A2	1.550	12/20/13	10,000	10,152,730
Sr. Unsec’d. Notes, MTN	A2	1.375	05/20/14	25,000	25,382,275
Danaher Corp., Sr. Unsec’d. Notes(b)	A2	0.718	06/21/13	10,000	10,023,750
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	0.861	10/04/13	20,000	20,082,240
United Technologies Corp., Sr. Unsec’d. Notes(b)	A2	0.967	06/01/15	20,000	20,230,380

					85,871,375

Chemicals 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.888	03/25/14	40,000	40,287,080

Consumer 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000	03/01/13	15,000	15,393,060
eBay, Inc., Sr. Unsec’d. Notes(f)	A2	0.875	10/15/13	12,000	12,082,728
VF Corp., Sr. Unsec’d. Notes(b)	A3	1.217	08/23/13	20,000	20,103,400
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	1.048	03/07/13	13,725	13,777,018

					61,356,206

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Electric 0.5%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	1.167%	06/03/13	$8,000	$8,020,024
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	10,075,060

					18,095,084

Energy—Other 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.450	12/13/13	25,000	25,332,950

Foods 1.4%
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,140,460
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	20,079,800
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850	01/15/15	23,000	23,540,086

					49,760,346

Healthcare & Pharmaceutical 1.9%
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.318	03/24/14	20,000	20,159,100
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)(f)	A2	0.771	03/28/14	30,000	30,159,210
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes(b)	A3	1.366	11/08/13	17,000	17,128,197

					67,446,507

Insurance 2.1%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(b)	Aa2	0.961	09/27/13	35,000	35,169,715
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.208	01/10/14	30,000	30,098,820
Principal Life Global Funding II, Gtd. Notes, 144A(b)	Aa3	1.080	07/09/14	9,800	9,795,335

					75,063,870

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 0.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	A1	0.737%	02/18/14	$30,000	$30,097,650

Non-Captive Finance 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)(f)	A1	1.310	01/07/14	30,000	30,162,360

Technology 2.5%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	5,000	5,064,015
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A3	0.593	09/13/12	18,000	18,004,713
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550	02/06/15	30,000	30,029,880
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.647	05/15/13	37,000	37,093,055

					90,191,663

Telecommunications 1.7%
BellSouth Corp., Gtd. Notes, 144A	A-2	4.020	04/26/13	35,000	35,846,055
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	1.071	03/28/14	25,000	25,212,750

					61,058,805

Tobacco 0.6%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa1	1.400	06/05/15	20,000	20,122,400

Total corporate bonds (cost $1,289,508,305)					1,260,508,284

MUNICIPAL BOND 0.5%
University of California Rev., Fltg. Rate Nts., Taxable, Ser. Y-1(b)(c) (cost $17,225,000)	Aa1	0.825	07/01/41	17,225	17,174,875

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
Federal Home Loan Bank(f)		0.125%	01/17/13	$600	$599,855
Federal Home Loan Mortgage Corp., Discount Notes(c)(f)		5.230	12/24/12	800,000	799,614
Federal National Mortgage Association(b)		0.267	11/23/12	10,000	10,003,330
Federal National Mortgage Association(f)		4.375	09/15/12	5,090	5,116,170

Total U.S. government agency obligations (cost $16,514,542)					16,518,969

Total long-term investments (cost $3,236,212,554)					3,174,612,111

				Shares
SHORT-TERM INVESTMENTS 13.3%
AFFILIATED MONEY MARKET MUTUAL FUND 1.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $46,095,789)(Note 3)(h)				46,095,789	46,095,789

				Principal Amount (000)
CERTIFICATES OF DEPOSIT 0.7%
Bank of Nova Scotia (Canada)(b)	Aa1	0.661	10/01/12	$10,000,000	10,003,300
Bank of Nova Scotia (Canada)(b)	Aa1	0.755	10/18/12	15,000,000	15,014,955

Total certificates of deposit (cost $24,999,155)					25,018,255

COMMERCIAL PAPER(g) 9.7%
Airgas, Inc., 144A	P-2	0.450	08/01/12	18,000,000	17,999,775
Airgas, Inc., 144A	P-2	0.450	08/13/12	8,000,000	7,998,700
American Water Capital Corp., 144A	P-2	0.470	08/14/12	30,000,000	29,994,517
Apache Corp., 144A	P-2	0.400	08/06/12	12,118,000	12,117,192
Assa Abloy Financial Services AB, 144A	P-2	0.500	08/09/12	10,000,000	9,998,750
Bacardi USA, Inc., 144A	P-2	0.440	08/22/12	15,000,000	14,995,966
British Telecommunications PLC	P-2	1.520	06/03/13	30,000,000	29,695,500

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER(g) (Continued)
Celgene Corp., 144A	P-2	0.460%	08/06/12	$10,000,000	$9,999,233
DCP Midstream LLC, 144A	P-2	0.450	08/17/12	11,000,000	10,997,663
DCP Midstream LLC, 144A	P-2	0.470	08/24/12	10,000,000	9,996,867
DCP Midstream LLC, 144A	P-2	0.480	08/13/12	10,000,000	9,998,267
Elsevier Finance SA, 144A	P-2	0.600	08/27/12	10,000,000	9,996,681
Glencore Funding LLC	P-2	0.560	08/17/12	10,000,000	9,997,356
Mattel, Inc., 144A	P-2	0.410	08/07/12	20,000,000	19,998,406
Northeast Utilities, 144A	P-2	0.440	08/06/12	10,145,000	10,144,256
Omnicom Capital, Inc., 144A	P-2	0.440	08/06/12	25,000,000	24,998,355
ONEOK, Inc., 144A	P-2	0.420	08/08/12	10,000,000	9,999,067
Pacific Gas & Electric Co., 144A	P-2	0.450	08/02/12	5,000,000	4,999,875
Volvo Treasury North America L.P., 144A	P-2	0.470	08/02/12	15,000,000	14,999,608
Weatherford International Ltd., 144A	P-2	0.430	08/07/12	11,415,000	11,414,045
Weatherford International Ltd., 144A	P-2	0.500	08/13/12	15,000,000	14,997,292
WPP CP Finance Plc, 144A	P-2	0.500	08/08/12	15,000,000	14,998,333
Xstrata Finance (Canada) Ltd., 144A	P-2	0.460	08/09/12	38,300,000	38,295,596

Total commercial paper (cost $348,556,029)					348,631,300

LOAN PARTICIPATIONS 1.6%
Simon Property Group(d)		0.500	08/17/12	40,000,000	40,000,000
Weingarten Realty Investors		0.500	08/03/12	20,000,000	20,000,000

Total loan participations (cost $60,000,000)					60,000,000

Total short-term investments (cost $479,650,973)					479,745,344

Total Investments 101.6% (cost $3,715,863,527)					3,654,357,455
Liabilities in excess of other assets(i) (1.6)%					(58,177,538)

Net Assets 100.0%					$3,596,179,917

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

USA—United States of America

†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(c)	Represents zero coupon bond or step coupon bond. Rate shown reflects the effective yield/current coupon at July 31, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter swap agreements:
$9,200	10/03/13	3.991%	3 month LIBOR(a)	$(503,398)	$—	$(503,398)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285	3 month LIBOR(a)	(659,365)	—	(659,365)	UBS AG
20,000	03/03/14	2.158	3 month LIBOR(a)	(717,216)	—	(717,216)	Barclays Bank PLC
50,000	12/15/14	2.606	3 month LIBOR(a)	(2,876,519)	1,751	(2,878,270)	Barclays Bank PLC
50,000	01/23/15	0.698	3 month LIBOR(a)	(324,206)	—	(324,206)	Bank of Nova Scotia
40,000	02/03/15	0.575	3 month LIBOR(a)	(204,946)	—	(204,946)	Bank of Nova Scotia
25,000	06/22/15	0.640	3 month LIBOR(a)	(121,604)	—	(121,604)	Bank of Nova Scotia
30,000	08/02/15	0.484	3 month LIBOR(a)	(2,505)	—	(2,505)	Bank of Nova Scotia
20,000	12/07/15	0.757	3 month LIBOR(a)	(159,952)	—	(159,952)	Bank of Nova Scotia

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

Interest rate swap agreements outstanding at July 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
$25,000	12/15/15	2.938%	3 month LIBOR(a)	$(2,089,916)	$—	$(2,089,916)	Morgan Stanley Capital Services, Inc.
25,000	04/13/16	0.925	3 month LIBOR(a)	(386,672)	—	(386,672)	Bank of Nova Scotia
10,000	05/10/16	0.860	3 month LIBOR(a)	(113,054)	—	(113,054)	Bank of Nova Scotia
15,000	05/16/16	0.890	3 month LIBOR(a)	(185,271)	—	(185,271)	Bank of Nova Scotia
5,000	05/22/16	0.909	3 month LIBOR(a)	(64,733)	—	(64,733)	Bank of Nova Scotia
8,400	06/15/17	2.880	3 month LIBOR(a)	(873,246)	—	(873,246)	Barclays Bank PLC
13,000	05/16/18	4.531	3 month LIBOR(a)	(2,749,262)	—	(2,749,262)	Barclays Bank PLC
20,000	02/18/20	4.762	3 month LIBOR(a)	(5,503,726)	—	(5,503,726)	Royal Bank of Scotland PLC
10,000	12/15/20	3.855	3 month LIBOR(a)	(2,018,070)	—	(2,018,070)	Morgan Stanley Capital Services, Inc.

				$(19,553,661)	$1,751	$(19,555,412)

(a)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$798,790,040	$—
Residential Mortgage-Backed Securities	—	575,273,891	—
Commercial Mortgage-Backed Securities	—	506,346,052	—
Corporate Bonds	—	1,260,508,284	—
Municipal Bond	—	17,174,875	—
U.S. Government Agency Obligations	—	16,518,969	—
Affiliated Money Market Mutual Fund	46,095,789	—	—
Certificates of Deposit	—	25,018,255	—
Commercial Paper	—	348,631,300	—
Loan Participations	—	60,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(19,555,412)	—

Total	$46,095,789	$3,588,706,254	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2012 were as follows:

Non-Residential Mortgage-Backed Securities	22.2%
Residential Mortgage-Backed Securities	16.0
Commercial Mortgage-Backed Securities	14.1
Banking	13.1
Commercial Paper	9.7
Automotive	2.7
Technology	2.5
Capital Goods	2.4
Insurance	2.1
Healthcare & Pharmaceutical	1.9
Consumer	1.7
Telecommunications	1.7
Loan Participations	1.6
Foods	1.4
Affiliated Money Market Mutual Fund	1.3%
Brokerage	1.1
Chemicals	1.1
Metals	0.8
Non-Captive Finance	0.8
Certificates of Deposit	0.7
Energy—Other	0.7
Tobacco	0.6
Electric	0.5
Municipal Bond	0.5
U.S. Government Agency Obligations	0.4

101.6
Liabilities in excess of other assets	(1.6)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2012 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Premium paid for swap agreements	$1,751	Unrealized depreciation on swap agreements	$19,555,412

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(387,167)
Interest rate contracts	(2,837,231)

Total	$(3,224,398)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$239,307
Interest rate contracts	(675,254)

Total	$(435,947)

For the six months ended July 31, 2012, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$357,033	$10,000

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Assets and Liabilities

as of July 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $3,669,767,738)	$3,608,261,666
Affiliated investments (cost $46,095,789)	46,095,789
Cash	172,209
Dividends and interest receivable	5,273,575
Premium paid for swap agreements	1,751
Prepaid expenses	173

Total assets	3,659,805,163

Liabilities
Payable for investments purchased	43,929,200
Unrealized depreciation on swap agreements	19,555,412
Accrued expenses	69,279
Management fee payable	54,677
Affiliated transfer agent fee payable	16,667
Dividends Payable	11

Total liabilities	63,625,246

Net Assets	$3,596,179,917

Net assets were comprised of:
Common stock, at par	$397,869
Paid-in capital in excess of par	3,968,374,919

3,968,772,788
Undistributed net investment income	9,882,579
Accumulated net realized loss on investments	(301,413,966)
Net unrealized depreciation on investments	(81,061,484)

Net assets, July 31, 2012	$3,596,179,917

Net asset value, offering price and redemption price per share ($3,596,179,917 ÷ 397,868,758 shares of $.001 par value common stock issued and outstanding)	$9.04

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Statement of Operations

Six Months Ended July 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$31,503,766
Affiliated dividend income	47,717

Total income	31,551,483

Expenses
Management fee	302,115
Custodian’s fees and expenses	53,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	50,000
Insurance expense	31,000
Audit fee	16,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Reports to shareholders	4,000
Miscellaneous	11,354

Total expenses	481,469

Net investment income	31,070,014

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	3,013,857
Swap agreement transactions	(3,224,398)

(210,541)

Net change in unrealized appreciation (depreciation) on:
Investments	50,426,836
Swap agreements	(435,947)

49,990,889

Net gain on investments	49,780,348

Net Increase In Net Assets Resulting From Operations	$80,850,362

See Notes to Financial Statements.

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Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$31,070,014	$58,164,371
Net realized loss on investment transactions and swap agreements	(210,541)	(3,420,993)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	49,990,889	(53,025,864)

Net increase in net assets resulting from operations	80,850,362	1,717,514

Dividends from net investment income (Note 1)	(24,977,714)	(48,360,018)

Fund share transactions (Note 6)
Net asset value of shares issued to shareholders in reinvestment of dividends	24,977,681	49,437,161
Cost of shares reacquired	(25,000,000)	(101,230,322)

Net decrease in net assets from Fund share transactions	(22,319)	(51,793,161)

Total increase (decrease)	55,850,329	(98,435,665)

Net Assets:
Beginning of period	3,540,329,588	3,638,765,253

End of period(a)	$3,596,179,917	$3,540,329,588

(a) Includes undistributed net investment income of:	$9,882,579	$3,790,279

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At July 31, 2012, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.2% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 8.3% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Securities Valuations: Each Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation

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Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following each Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The Short-Term Bond Fund values

Prudential Investment Portfolios 2	45

Notes to Financial Statements

(Unaudited) continued

short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Money Market Fund may hold up to 10% and the Short-Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements,

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takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into credit default and interest rate swaps and may enter into total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral

Prudential Investment Portfolios 2	47

Notes to Financial Statements

(Unaudited) continued

from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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As of July 31, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Core Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PIM is obligated to keep certain books and records of the Core Fund. PI pays for the services of PIM, the cost of compensation of officers of the Core Fund, occupancy and certain clerical

Prudential Investment Portfolios 2	49

Notes to Financial Statements

(Unaudited) continued

and bookkeeping costs of the Core Fund. The Core Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and payable monthly. For the six months ended July 31, 2012, the costs were at an effective annual rate of .004% for the Money Market Fund and .017% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the six months ended July 31, 2012, were $873,834,867 and $887,147,727, respectively.

Note 5. Tax Information

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Core Funds are permitted to carryforward capital losses incurred in the fiscal year ended January 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally,

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post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2012, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$800,000

Pre-Enactment Losses:
Expiring 2016	$8,441,000
Expiring 2017	115,725,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$300,403,000

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2012:
Shares sold	142,357,153,712	$142,357,153,712	—	$—
Shares issued in reinvestment of distributions	34,756,425	34,756,425	2,783,510	24,977,681
Shares reacquired	(140,151,510,302)	(140,151,510,302)	(2,771,618)	(25,000,000)

Net increase (decrease) in shares outstanding	2,240,399,835	$2,240,399,835	11,892	$(22,319)

Year ended January 31, 2012:
Shares sold	275,313,657,621	$275,313,657,621	—	$—
Shares issued in reinvestment of distributions	35,735,369	35,735,369	5,525,898	49,437,161
Shares reacquired	(264,599,317,632)	(264,599,317,632)	(11,398,873)	(101,230,322)

Net increase (decrease) in shares outstanding	10,750,075,358	$10,750,075,358	(5,872,975)	$(51,793,161)

Prudential Investment Portfolios 2	51

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2012.

Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31,		Year Ended January 31,
	2012		2012		2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income and net realized gains	-	(b)	-	(b)	-	(b)	.01	.03	.05
Dividends and distributions to shareholders	-	(b)	-	(b)	-	(b)	(.01)	(.03)	(.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a):	.11%		.20%		.27%		.50%	2.61%	5.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,559,676		$31,319,289		$20,569,201		$17,526,308	$15,359,279	$24,536,580
Average net assets (000)	$33,013,852		$27,404,748		$20,000,768		$16,683,486	$22,364,588	$20,733,978
Ratios to average net assets:
Expenses	.01%	(c)	.01%		.01%		.01%	.01%	.01%
Net investment income	.22%	(c)	.19%		.27%		.48%	2.66%	5.29%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Less than $.005 per share.
(c)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	53

Financial Highlights

(Unaudited) continued

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2012		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.90		$9.01	$8.69	$7.40	$9.32	$10.01
Income (loss) from investment operations:
Net investment income	.08		.15	.15	.17	.33	.55
Net realized and unrealized gain (loss) on investment transactions	.12		(.14)	.29	1.25	(1.93)	(.69)
Total from investment operations	.20		.01	.44	1.42	(1.60)	(.14)
Less Dividends
Dividends from net investment income	(.06)		(.12)	(.12)	(.13)	(.32)	(.55)
Net asset value, end of period	$9.04		$8.90	$9.01	$8.69	$7.40	$9.32
Total Return(a):	2.28%		.12%	5.10%	19.41%	(17.57)%	(1.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,596,180		$3,540,330	$3,638,765	$3,500,360	$2,938,484	$3,660,970
Average net assets (000)	$3,573,448		$3,598,740	$3,570,455	$3,189,152	$3,367,022	$3,711,731
Ratios to average net assets(c):
Expenses	.03%	(d)	.03%	.03%	.03%	.02%	.02% (b)
Net investment income	1.75%	(d)	1.62%	1.73%	2.12%	3.85%	5.63% (b)
Portfolio turnover rate	28%	(e)	31%	43%	39%	28%	53%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The Manager reimbursed the Fund an amount, such that the expenses (excluding interest, taxes and brokerage commissions) did not exceed .035% of the average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its

[1]	Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund are both series of Prudential Investment Portfolios 2.

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Approval of Advisory Agreements (continued)

deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Funds. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Funds during the year ended December 31, 2011 exceeded the benefits gained by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have extremely low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Funds’ securities lending agent, transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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Approval of Advisory Agreements (continued)

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three- and five-year periods (and for Prudential Core Taxable Money Market Fund, the ten-year period) ended December 31, 2011. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor for its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe for Prudential Core Taxable Money Market Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe2 for Prudential Core Short-Term Bond Fund) and the Peer Groups were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance:	1 Year	3 Years	5 Years	10 Years
Prudential Core Taxable Money Market Fund	4th Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile
•

The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the fourth or third quartiles, it further noted that the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.

[2]

Although Lipper classifies the Fund in its Short Investment Grade Debt Performance Universe, the Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

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•	The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

Performance:	1 Year	3 Years	5 Years	10 Years
Prudential Core Short-Term Bond Fund	4th Quartile	1st Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile
•	The Board noted that the Fund outperformed its benchmark index over the three-year period, although it underperformed over the one- and five-year periods.
•

The Board noted PI’s assertion that the underperformance over the one-year period was the result of the very short durations of the securities held by the Fund as well as market volatility attributable to concerns with respect to the European banking system.

•	The Board concluded that, in light of the Fund’s strong performance over longer time periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.

*     *     *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

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Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 24, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 24, 2012